Derivatives and hedging activities - Credit derivatives (Details 5) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Credit Derivatives [Line Items]
Credit protection sold	SFr 238.6	SFr 375.2
Credit protection purchased	228.9	359.6
Other protection purchased	83.4	87.7
Other instruments	7.8	9.4
Total credit derivatives	558.7	831.9
Bank
Credit Derivatives [Line Items]
Credit protection sold	238.6	375.2
Credit protection purchased	228.9	359.6
Other protection purchased	83.4	87.7
Other instruments	7.8	9.4
Total credit derivatives	SFr 558.7	SFr 831.9